Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net income (loss) attributable to common shareholders	$ 6,077	$ (13,216)
Weighted average number of ordinary shares - basic	203,333,111	198,973,570
Effect of dilutive share options and warrants	1,061,341	0
Weighted average number of ordinary shares - diluted	204,394,452	198,973,570